Shareholders' Equity	12 Months Ended
Jun. 30, 2018
SHAREHOLDERS' EQUITY
Shareholders' Equity

18. Shareholders’ Equity

Share capital and share premium

The share capital of the Group is represented by common shares with a nominal value of Ps. 1 per share and one vote each. . No activity has been recorded for the fiscal years ended June 30, 2018. During the fiscal year ended June 30, 2017, the Company's Board of Directors decided on November 3, 2016 to carry out a pro rata distribution among shareholders of 3,833,352 treasury shares. No other activity has been recorded for the fiscal years ended June 30, 2016 in the capital accounts, other than those related to the acquisition of treasury shares.

Inflation adjustment of share capital

The Group’s Financial Statements were previously prepared on the basis of general price-level accounting which reflected changes in the purchase price of the Argentine Peso in the historical Financial Statements through February 28, 2003. The inflation adjustment related to share capital was appropriated to an inflation adjustment reserve that formed part of shareholders' equity. The balance of this reserve could be applied only towards the issuance of common stock to shareholders of the Company. Resolution 592/11 of the CNV requires that at the transition date to IFRS certain equity accounts, such as the inflation adjustment reserve, are not adjusted and are considered an integral part of share capital.

Treasury shares

On May 22, 2018, the Board of Directors has resolved to increase the amount of the program currently in force for the acquisition of the common shares issued by the Company and to modify the maximum amount of shares to be acquired, the payable price and the period in which the acquisitions will take place, in order to contribute to the reduction of the existing gap between the implicit value of the Company, based on the value of the assets, and the value the Company, based on the quoted price of its shares, with a view to contribute to its strengthening in the market. Considering the above, the Board of Cresud approve the repurchase of shares and establish the terms and conditions for the acquisition of the common shares issued by the Company under the provisions of Section 64 of Law Nº 26,831 and the Rules of the under the provisions of Section 64 of Law Nº 26,831 and the Rules of CNV for an amount up to Ps. 900 million and up to 10% of the capital stock of the Company in the form of common shares or American Depositary Shares or ADS representative of 10 shares each ADS, and with a up to 25% of the average volume, of the daily transactions for the Shares and ADS in the markets during the previous 90 days. The payable price will be between Ps. 1 and up to Ps. 62.5 per shares and between US$1 and up to US$25 per ADS. As of July 27, 2018, the company finalized the share repurchase program.

During the fiscal year ended June 30, 2018, the Company acquired in various transactions 3,211,786 common shares (par value Ps. 1 per share) for a total amount of Ps. 138.79 and 1,433,874 ADRs (equivalent to 14,338,740 common shares) for a total amount of US$ 27.19 (equivalents to Ps624.20), as provided by the terms and conditions of the share repurchase plan. As of the date of these financial statements, no due date has been set for the sale of the acquired shares.

Legal reserve

According to Law N° 19,550, 5% of the profit of the year is destinated to constitute a legal reserve until it reaches the legal capped amounts (20% of total capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses. The Group has not reached the legal limit of this reserve.

Special reserve

The CNV, through General Ruling N° 562/9 and 576/10, has provided for the application of Technical Resolutions N° 26 and 29 of the FACPCE, which adopt the IFRS, IASB for companies subject to the public offering regime ruled by Law 17,811, due to the listing of their shares or corporate notes, and for entities that have applied for authorization to be listed under the mentioned regime. The Group has applied IFRS, as issued by the IASB, for the first time in the year beginning July 1, 2012, with the transition date being July 1, 2011. Pursuant to CNV General Ruling N° 609/12, the Company set up a special reserve, to reflect the positive difference between the balance at the beginning of retained earnings disclosed in the first Financial Statements prepared according to IFRS and the balance at closing of retained earnings disclosed in the last Financial Statements prepared in accordance with previously effective accounting standards. The reserve recorded in due course amounted to Ps. 695, which as of June 30, 2017 were fully used to absorb the negative balances in the retained earnings account. During fiscal year ended June 30, 2017, the Company’s Board of Directors decided to change the accounting policy of investment property from the cost method to the fair value method, as allowed by IAS 40.

For this reason, as of the transition date, figures have been modified and, hence, the special reserve as set forth by General Ruling CNV N° 609/12 has been increased to Ps. 1,516, which may only be reversed to be capitalized or to absorb potential negative balances under retained earnings.

Dividends

The Shareholders Meeting held as of October 31, 2017 approved the dividends distribution of Ps. 395, which were paid during the month of November 2017. During the years ended June 30, 2017 and 2016, there were no distributions of dividends.

Additional paid-in capital from treasury shares

Upon sale of the treasury shares, the difference between the net realizable value of the treasury shares sold and their acquisition cost shall be recorded, whether it is a gain or a loss, as part of owners’ contributions not yet capitalized to be called “Additional Paid-in Capital from Treasury Stock”.